Financial Risk Management - Interest Rate Risk and Currency Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Risk Management
Effective portion of changes in fair value of cash flow hedges	$ (258)	$ 2,667	$ (6,522)
Interest rate risk | Floating interest rate
Financial Risk Management
Percent of variable interest rate exposure hedged	47.92%	53.92%
Aggregate principal amount of floating rate debt outstanding	$ 1,369,428
Interest rate basis	LIBOR	LIBOR	LIBOR
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase in interest expense on un-hedged portion of loans	$ 1,395	$ 1,264	$ 1,433
Currency risk
Financial Risk Management
Sensitivity analysis, increase in EUR/USD exchange rate	10.00%
Increase (decrease) in profit and cash flows	$ (11,625)	(8,740)	(8,578)
Currency risk | EUR
Financial Risk Management
Operating and administrative expenses denominated in euros	116,252	87,400	85,777
Trade payables and accruals denominated in euros	21,177	14,743
Interest rate swaps | Interest rate risk
Financial Risk Management
Fair value of interest rate swaps / net asset	5,992	10,325
Effective portion of changes in fair value of cash flow hedges	$ 0	$ 0	$ (4,922)
Interest rate and cross currency swaps | Interest rate risk
Financial Risk Management
Sensitivity analysis, increase (decrease) in interest rate	0.10%	0.10%	0.10%
Increase in fair value due to reasonably possible increase in interest rates	$ 7,351	$ 4,416	$ 4,027